Capitalized Software and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Capitalized Software and Intangible Assets, Net
Capitalized software and intangible assets, net consists of the following:

	December 31,
	2022	2021
Capitalized software	$2,591	$1,254
Domain name	16	16
	2,607	1,270
Less: accumulated amortization	(760)	(214)
Capitalized software and intangible assets, net	$1,847	$1,056

Summary of Estimated Future Amortization Expense	The following table summarizes estimated future amortization expense of capitalized software and intangible assets, net for the years ending December 31:

2023	$708
2024	560
2025	165
Thereafter	—
$1,433